Segmental information - Geographic analysis (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2022
Disclosure of geographical areas [line items]
Sales	$ 27,891	$ 28,270	[1]	$ 29,751	[1]
Non-current assets	28,686	27,376		26,099
United States
Disclosure of geographical areas [line items]
Sales	8,041	8,366		8,415
Non-current assets	7,642	7,328		7,137
India
Disclosure of geographical areas [line items]
Sales	3,247	3,301		4,282
Non-current assets	2,207	2,265		2,899
Great Britain
Disclosure of geographical areas [line items]
Sales	2,849	2,565		2,848
Non-current assets	3,969	3,665		2,920
Rest of World
Disclosure of geographical areas [line items]
Sales	13,754	14,038		14,206
Non-current assets	$ 14,868	$ 14,118		$ 13,143

[1]	(1) See pages 238-240 for an explanation under Accounting information and policies.